Commitments and Contingencies	6 Months Ended	12 Months Ended
	Aug. 02, 2015	Feb. 01, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 5: Commitments and Contingencies

We are subject to certain legal proceedings and claims that arise in the ordinary course of our business, including claims alleging violations of federal and state law regarding workplace and employment matters, discrimination and similar matters. In the opinion of management, based upon consultation with legal counsel, the amount of ultimate liability with respect to such legal proceedings and claims will not materially affect the consolidated results of our operations or our financial condition.

We lease certain property and equipment under various non-cancelable operating leases. Some of the leases include options for renewal or extension on various terms. Most of the leases require us to pay property taxes, insurance and maintenance of the leased assets. Certain leases also have provisions for additional contingent rentals based on revenues.

The following table sets forth our lease commitments as of August 2, 2015:

1 year or less	$68,124
2 years	67,675
3 years	65,497
4 years	61,447
5 years	54,288
Thereafter	415,095

Total future payments	$732,126

We have signed operating lease agreements for our store located in Edina (Minneapolis), Minnesota which opened for business on August 3, 2015 and future sites located in San Antonio, Texas, Friendswood (Houston), Texas and Glendale (Phoenix), Arizona, which are expected to open in the second half of fiscal 2015 or early fiscal 2016. We also have a signed lease agreement for a future site in Buffalo, New York which will replace an existing location and is expected to open in the third quarter of fiscal 2015. The landlord has fulfilled the obligations to commit us to the lease terms under these agreements and therefore, the future obligations related to these locations are included in the table above.

As of August 2, 2015, we have signed twelve additional lease agreements for future sites. Our commitments under these agreements are contingent upon among other things, the landlord’s delivery of access to the premises for construction. Future obligations related to these agreements are not included in the table. Subsequent to the quarter ended August 2, 2015, our future site located in Springfield (Greater DC), Virginia, included in the twelve lease agreements noted above, has been delivered by the landlord resulting in future commitments of approximately $27,465.

Note 11: Commitments and Contingencies

We are subject to certain legal proceedings and claims that arise in the ordinary course of our business, including claims resulting from employment related matters. In the opinion of management, based upon consultation with legal counsel, the amount of ultimate liability with respect to such legal proceedings and claims will not materially affect the consolidated results of our operations or our financial condition.

We are subject to the terms of a settlement agreement with the Federal Trade Commission (FTC) that requires us, on an ongoing basis, to establish, implement, and maintain a comprehensive information security program that is reasonably designed to protect the security, confidentiality, and integrity of personal information collected from or about consumers. The agreement does not require us to pay any fines or other monetary assessments and we do not believe that the terms of the agreement will have a material adverse effect on our business, operations, or financial performance.